Basis of Presentation and Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The unaudited condensed consolidated financial statements of the Company are presented for APX Group Holdings, Inc. (“Holdings") and its wholly-owned subsidiaries. The Company has prepared the accompanying unaudited condensed consolidated financial statements pursuant to GAAP. Preparing financial statements requires the Company to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and accompanying disclosures. Although these estimates are based on the Company’s best knowledge of current events and actions that the Company may undertake in the future, actual results may be different from the Company’s estimates. The results of operations presented herein are not necessarily indicative of the Company’s results for any future period.

Basis of Presentation
The Company has prepared the accompanying consolidated financial statements pursuant to generally accepted accounting principles in the United States (“GAAP”). Preparing financial statements requires the Company to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and accompanying disclosures. Although these estimates are based on the Company’s best knowledge of current events and actions that the Company may undertake in the future, actual results may be different from the Company’s estimates. The results of operations presented herein are not necessarily indicative of the Company’s results for any future period.

Vivint Flex Pay
Vivint Flex Pay
The Vivint Flex Pay plan (“Vivint Flex Pay”) became the Company's primary sales model beginning in March 2017. Under Vivint Flex Pay, customers pay separately for the products (including control panel, security peripheral equipment, smart home equipment, and related installation) (“Products”) and Vivint's smart home and security services (“Services”). The customer has the following three options to pay for the Products: (1) qualified customers in the United States may finance the purchase of Products through a third-party financing provider (“Consumer Financing Program”), (2) customers not eligible for the Consumer Financing Program, but who qualify under the Company's underwriting criteria, may enter into a retail installment contract (“RIC”) directly with Vivint, or (3) customers may purchase the Products at the outset of the service contract by check, automatic clearing house payments (“ACH”), credit or debit card.
Although customers pay separately for Products and Services under the Vivint Flex Pay plan, the Company has determined that the sale of Products and Services are one single performance obligation. As a result, all forms of transactions under Vivint Flex Pay create deferred revenue for the gross amount of Products sold. Gross deferred revenues are reduced by imputed interest on the RICs and the present value of expected payments due to the third-party financing provider under the Consumer Financing Program.
Under the Consumer Financing Program, qualified customers are eligible for installment loans provided by a third-party financing provider of up to $4,000 for either 42 or 60 months.
For a certain third-party provider, the Company pays a monthly fee based on the average daily outstanding balance of the installment loans. Additionally, the Company shares liability for credit losses depending on the credit quality of the customer. Because of the nature of these provisions with this third-party provider, the Company records a derivative liability at its fair value when the third-party financing provider originates installment loans to customers, which reduces the amount of estimated revenue recognized on the provision of the services. The derivative liability is reduced as payments are made by the Company to the third-party financing provider. Subsequent changes to the fair value of the derivative liability are realized through other income, net in the Condensed Consolidated Statement of Operations. (See Note 8).
For a separate third-party financing provider, the Company receives net proceeds from installment loans (net of fees and expected losses) for which the Company has no further obligation to the third-party. The Company records these net proceeds to deferred revenue.

Retail Installment Contract Receivables
Retail Installment Contract Receivables
For subscribers that enter into a RIC to finance the purchase of Products and related installation, the Company records a receivable for the amount financed. The RIC receivables are recorded at their present value, net of the imputed interest discount. At the time of installation, the Company records a long-term note receivable within long-term notes receivables and other assets, net on the condensed consolidated balance sheets for the present value of the receivables that are expected to be collected beyond 12 months of the reporting date. The unbilled receivable amounts that are expected to be collected within 12 months of the reporting date are included as a short-term notes receivable within accounts and notes receivable, net on the condensed consolidated balance sheets. The billed amounts of notes receivables are included in accounts receivable within accounts and notes receivable, net on the condensed consolidated balance sheets.
The Company imputes the interest on the RIC receivable using a risk adjusted market interest rate and records it as an adjustment to deferred revenue and as an adjustment to the face amount of the related receivable. The imputed interest discount considers a number of factors, including collection experience, aging of the remaining RIC receivable portfolios, credit quality of the subscriber base and other qualitative considerations, including macro-economic factors. The imputed interest income is recognized over the term of the RIC contract as recurring and other revenue on the condensed consolidated statement of operations.
When the Company determines that there are RIC receivables that have become uncollectible, it records an adjustment to the imputed interest discount and reduces the related note receivable balance. Account balances are written-off if collection efforts are unsuccessful and future collection is unlikely based on the length of time from the day accounts become past due.

Retail Installment Contract Receivables
For customers that enter into a RIC under the Vivint Flex Pay plan, the Company records a receivable for the amount financed. The RIC receivables are recorded at their present value, net of the imputed interest discount. At the time of installation, the Company records a long-term note receivable within long-term notes receivables and other assets, net on the consolidated balance sheets for the present value of the receivables that are expected to be collected beyond 12 months of the reporting date. The unbilled receivable amounts that are expected to be collected within 12 months of the reporting date are included as a short-term notes receivable within accounts and notes receivable, net on the consolidated balance sheets. The billed amounts of notes receivables are included in accounts receivable within accounts and notes receivable, net on the consolidated balance sheets.
The Company imputes the interest on the RIC receivable using a risk adjusted market interest rate and records it as an adjustment to deferred revenue and as an adjustment to the face amount of the related receivable. The imputed interest discount considers a number of factors, including collection experience, aging of the remaining RIC receivable portfolios, credit quality of the subscriber base and other qualitative considerations, including macro-economic factors. The imputed interest income is recognized over the term of the RIC contract as recurring and other revenue on the consolidated statement of operations.
When the Company determines that there are RIC receivables that have become uncollectible, it records an adjustment to the imputed interest discount and reduces the related note receivable balance. Account balances are written-off if collection efforts are unsuccessful and future collection is unlikely based on the length of time from the day accounts become past due.

Accounts Receivable
Accounts Receivable
Accounts receivable consists primarily of amounts due from subscribers for recurring monthly monitoring Services and the billed portion of RIC receivables. The accounts receivable are recorded at invoiced amounts and are non-interest bearing and are included within accounts and notes receivable, net on the condensed consolidated balance sheets. Accounts receivable totaled $20.0 million and $16.5 million at March 31, 2019 and December 31, 2018, respectively net of the allowance for doubtful accounts of $5.8 million and $5.6 million at March 31, 2019 and December 31, 2018, respectively. The Company estimates this allowance based on historical collection experience and subscriber attrition rates. When the Company determines that there are accounts receivable that are uncollectible, they are charged off against the allowance for doubtful accounts. The provision for doubtful accounts is included in general and administrative expenses in the accompanying unaudited condensed consolidated statements of operations and totaled $5.9 million and $4.0 million for the three months ended March 31, 2019 and 2018, respectively.

Accounts Receivable
Accounts receivable consists primarily of amounts due from customers for recurring monthly monitoring Services and the billed portion of RIC receivables. The accounts receivable are recorded at invoiced amounts and are non-interest bearing and are included within accounts and notes receivable, net on the consolidated balance sheets. Accounts receivable totaled $16.5 million and $24.3 million and December 31, 2018 and 2017, respectively net of the allowance for doubtful accounts of $5.6 million and $5.4 million at December 31, 2018 and 2017, respectively. The Company estimates this allowance based on historical collection experience and subscriber attrition rates. When the Company determines that there are accounts receivable that are uncollectible, they are charged off against the allowance for doubtful accounts. The provision for doubtful accounts is included in general and administrative expenses in the accompanying consolidated statements of operations and totaled $19.4 million and $22.5 million for the years ended December 31, 2018 and 2017, respectively.

Revenue Recognition
Revenue Recognition
The Company offers its customers smart home services combining Products, including a proprietary control panel, door and window sensors, door locks, security cameras and smoke alarms; installation; and a proprietary back-end cloud platform software and Services. These together create an integrated system that allows the Company’s customers to monitor, control and protect their home (“Smart Home Services”). The Company’s customers are buying this integrated system that provides them with these Smart Home Services. The number and type of Products purchased by a customer depends on their desired functionality. Because the Products and Services included in the customer’s contract are integrated and highly interdependent, and because they must work together to deliver the Smart Home Services, the Company has concluded that installed Products, related installation and Services contracted for by the customer are generally not distinct within the context of the contract and, therefore, constitute a single, combined performance obligation. Revenues for this single, combined performance obligation are recognized on a straight-line basis over the customer’s contract term. The Company has determined that certain contracts that do not require a long-term commitment for monitoring services by the customer contain a material right to renew the contract, because the customer does not have to purchase Products upon renewal. Proceeds allocated to the material right are recognized over the period of benefit, which is generally three years.
The majority of the Company’s subscription contracts are between three and five years in length and are non-cancelable. These contracts with customers generally convert into month-to-month agreements at the end of the initial term, and some customer contracts are month-to-month from inception. Payment for recurring monitoring and other Smart Home Services is generally due in advance on a monthly basis.
Sales of Products and other one-time fees such as service fees or installation fees are invoiced to the customer at the time of sale. Revenues for wireless internet service provided by Vivint Wireless Inc. (“Wireless Internet” or “Wireless”) and any Products or Services that are considered separate performance obligations are recognized when those Products or Services are delivered. Taxes collected from customers and remitted to governmental authorities are not included in revenue. Payments received or amounts billed in advance of revenue recognition are reported as deferred revenue.

Deferred Revenue
Deferred Revenue
The Company's deferred revenues primarily consist of amounts for sales (including upfront proceeds) of Smart Home Services. Deferred revenues are recognized over the term of the related performance obligation, which is generally three to five years.

Capitalized Contract Costs
Capitalized Contract Costs
Capitalized contract costs represent the costs directly related and incremental to the origination of new contracts, modification of existing contracts or to the fulfillment of the related subscriber contracts. These include commissions, other compensation and related costs incurred directly for the origination and installation of new or upgraded customer contracts, as well as the cost of Products installed in the customer home at the commencement or modification of the contract. These costs are deferred and amortized on a straight-line basis over the expected period of benefit that the Company has determined to be five years. Amortization of capitalized contract costs is included in “Depreciation and Amortization” on the consolidated statements of operations. These deferred costs are periodically reviewed for impairment. Contract costs not directly related and incremental to the origination of new contracts, modification of existing contracts or to the fulfillment of the related subscriber contracts are expensed as incurred. These costs include those associated with housing, marketing and recruiting, non-direct lead generation costs, certain portions of sales commissions and residuals, overhead and other costs considered not directly and specifically tied to the origination of a particular subscriber.
On the condensed consolidated statement of cash flows, capitalized contract costs are classified as operating activities and reported as “Capitalized contract costs – deferred contract costs” as these assets represent deferred costs associated with subscriber contracts.

Capitalized Contract Costs
Capitalized contract costs represent the costs directly related and incremental to the origination of new contracts, modification of existing contracts or to the fulfillment of the related customer contracts. These include commissions, other compensation and related costs incurred directly for the origination and installation of new or upgraded customer contracts, as well as the cost of Products installed in the customer home at the commencement or modification of the contract. These costs are deferred and amortized on a straight-line basis over the expected period of benefit that the Company has determined to be five years. Amortization of capitalized contract costs is included in “Depreciation and Amortization” on the consolidated statements of operations. These deferred costs are periodically reviewed for impairment. Contract costs not directly related and incremental to the origination of new contracts, modification of existing contracts or to the fulfillment of the related customer contracts are expensed as incurred. These costs include those associated with housing, marketing and recruiting, non-direct lead generation costs, certain portions of sales commissions and residuals, overhead and other costs considered not directly and specifically tied to the origination of a particular subscriber.
On the consolidated statement of cash flows, capitalized contract costs are classified as operating activities and reported as “Capitalized contract costs - deferred contract costs” as these assets represent deferred costs associated with customer contracts.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents consists of highly liquid investments with remaining maturities when purchased of three months or less.	Cash and Cash Equivalents Cash and cash equivalents consists of highly liquid investments with remaining maturities when purchased of three months or less.
Inventories
Inventories
Inventories, which are comprised of smart home and security system Products and parts, are stated at the lower of cost or net realizable value with cost determined under the first-in, first-out (“FIFO”) method. The Company adjusts the inventory balance based on anticipated obsolescence, usage and historical write-offs.

Inventories
Inventories, which are comprised of smart home and security system equipment and parts are stated at the lower of cost or market with cost determined under the first-in, first-out (FIFO) method. The Company adjusts the inventory balance based on anticipated obsolescence, usage and historical write-offs.

Property, Plant and Equipment and Long-lived Assets
Property, Plant and Equipment and Long-lived Assets
Property, plant and equipment are stated at cost and depreciated on the straight-line method over the estimated useful lives of the assets or the lease term for assets under finance leases, whichever is shorter. Intangible assets with definite lives are amortized over the remaining estimated economic life of the underlying technology or relationships, which ranges from five to ten years. Definite-lived intangible assets are amortized on the straight-line method over the estimated useful life of the asset or in a pattern in which the economic benefits of the intangible asset are consumed. Amortization expense associated with leased assets is included with depreciation expense. Routine repairs and maintenance are charged to expense as incurred.
The Company reviews long-lived assets, including property, plant and equipment, capitalized contract costs, and definite-lived intangibles for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company considers whether or not indicators of impairment exist on a regular basis and as part of each quarterly and annual financial statement close process. Factors the Company considers in determining whether or not indicators of impairment exist include market factors and patterns of customer attrition. If indicators of impairment are identified, the Company estimates the fair value of the assets. An impairment loss is recognized if the carrying amount of a long-lived asset is not recoverable and exceeds its fair value.
The Company conducts an indefinite-lived intangible impairment analysis annually as of October 1, and as necessary if changes in facts and circumstances indicate that the fair value of the Company’s indefinite-lived intangibles may be less than the carrying amount. When indicators of impairment do not exist and certain accounting criteria are met, the Company is able to evaluate indefinite-lived intangible impairment using a qualitative approach. When necessary, the Company’s quantitative impairment test consists of two steps. The first step requires that the Company compare the estimated fair value of its indefinite-lived intangibles to the carrying value. If the fair value is greater than the carrying value, the intangibles are not considered to be impaired and no further testing is required. If the fair value is less than the carrying value, an impairment loss in an amount equal to the difference is recorded.

Property, Plant and Equipment and Long-lived Assets
Property, plant and equipment are stated at cost and depreciated on the straight-line method over the estimated useful lives of the assets or the lease term for assets under capital leases, whichever is shorter. Intangible assets with definite lives are amortized over the remaining estimated economic life of the underlying technology or relationships, which ranges from 5 to 10 years. Definite-lived intangible assets are amortized on the straight-line method over the estimated useful life of the asset or in a pattern in which the economic benefits of the intangible asset are consumed. Amortization expense associated with leased assets is included with depreciation expense. Routine repairs and maintenance are charged to expense as incurred.
The Company reviews long-lived assets, including property, plant and equipment, capitalized contract costs, and definite-lived intangibles for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company considers whether or not indicators of impairment exist on a regular basis and as part of each quarterly and annual financial statement close process. Factors the Company considers in determining whether or not indicators of impairment exist include market factors and patterns of customer attrition. If indicators of impairment are identified, the Company estimates the fair value of the assets. An impairment loss is recognized if the carrying amount of a long-lived asset is not recoverable and exceeds its fair value.
The Company conducts an indefinite-lived intangible impairment analysis annually as of October 1, and as necessary if changes in facts and circumstances indicate that the fair value of the Company’s indefinite-lived intangibles may be less than the carrying amount. When indicators of impairment do not exist and certain accounting criteria are met, the Company is able to evaluate indefinite-lived intangible impairment using a qualitative approach. When necessary, the Company’s quantitative impairment test consists of two steps. The first step requires that the Company compare the estimated fair value of its indefinite-lived intangibles to the carrying value. If the fair value is greater than the carrying value, the intangibles are not considered to be impaired and no further testing is required. If the fair value is less than the carrying value, an impairment loss in an amount equal to the difference is recorded.

Leases
Leases
Effective January 1, 2019 the Company accounts for leases under Topic 842 (see Recently Adopted Accounting Standards below). Under Topic 842, the Company determines if an arrangement is a lease at inception. Lease right-of-use (“ROU”) assets represent the Company's right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Lease ROU assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. In determining the present value of lease payments, the Company uses the implicit rate when available. When implicit rates are not available, the Company uses an incremental borrowing rate based on the information available at commencement date. The lease ROU asset also includes any lease payments made and is reduced by lease incentives. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company does not record lease ROU assets and liabilities for leases with terms of 12 months or less.
Leases are classified as either operating or finance at lease inception. Operating lease assets and liabilities and finance lease liabilities are stated separately on the condensed consolidated balance sheets. Finance lease assets are included in property, plant and equipment, net on the condensed consolidated balance sheets.
The Company has lease agreements with lease and non-lease components. For facility type leases, the Company separates the lease and non-lease components. Generally, the Company accounts for the lease and non-lease components as a single lease component for all other class of leases.

Long-term Investments
Long-term Investments
The Company’s long-term investments are composed of equity securities in both privately held and public companies. As of March 31, 2019 and December 31, 2018, the Company's equity investments totaled $6.1 million and $3.9 million, respectively.
Management determines the appropriate fair value measurement of its investments at the time of purchase and reevaluates the fair value measurement at each balance sheet date. Equity securities are classified as either short-term or long-term, based on the nature of each security and its availability for use in current operations. The Company’s equity securities are carried at fair value, with gains and losses reported in other income or loss within the statement of operations.
The Company's equity investments without readily determinable fair values totaled $0.7 million as of March 31, 2019 and December 31, 2018, respectively. The Company performs impairment analyses of its investments without readily determinable fair values when events occur or circumstances change that would, more likely than not, reduce the fair value of the investment below its carrying value. When indicators of impairment do not exist, the Company evaluates impairment using a qualitative approach. Additionally, increases or decreases in the carrying amount resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer are adjusted through the statement of operations as needed. As of March 31, 2019 and December 31, 2018, no indicators of impairment or changes in observable prices existed associated with investments without readily determinable fair values.

Deferred Financing Costs
Deferred Financing Costs
Certain costs incurred in connection with obtaining debt financing are deferred and amortized utilizing the straight-line method, which approximates the effective-interest method, over the life of the related financing. Deferred financing costs associated with obtaining APX Group, Inc.’s (“APX”) revolving credit facility are amortized over the amended maturity dates discussed in Note 3.

Deferred Financing Costs
Certain costs incurred in connection with obtaining debt financing are deferred and amortized utilizing the straight-line method, which approximates the effective-interest method, over the life of the related financing. Deferred financing costs associated with obtaining APX's revolving credit facility are amortized over the amended maturity dates discussed in Note 5. If such financing is paid off or replaced prior to maturity with debt instruments that have substantially different terms, the unamortized costs are charged to expense. Deferred financing costs included in the accompanying consolidated balance sheets within deferred financing costs, net at December 31, 2018 and 2017 were $2.1 million and $3.1 million, net of accumulated amortization of $9.6 million and $8.6 million, respectively. Deferred financing costs included in the accompanying consolidated balance sheets within notes payable, net at December 31, 2018 and 2017 were $32.4 million and $35.7 million, net of accumulated amortization of $54.6 million and $45.2 million, respectively. Amortization expense on deferred financing costs recognized and included in interest expense in the accompanying consolidated statements of operations totaled $10.4 million, $11.4 million and $11.6 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Residual Income Plans
Residual Income Plans
The Company has a program that allows certain third-party sales channel partners to receive additional compensation based on the performance of the underlying contracts they create (the “Channel Partner Plan”). The Company also has a residual sales compensation plan (the “Residual Plan”) under which the Company's sales personnel (each, a “Plan Participant”) receive compensation based on the performance of the underlying contracts they create.
For both the Channel Partner Plan and Residual Plan, the Company calculates the present value of the expected future residual payments and records a liability for this amount in the period the subscriber account is originated. These costs are recorded to capitalized contract costs. The Company monitors actual payments and customer attrition on a periodic basis and, when necessary, makes adjustments to the liability.

Residual Income Plans
The Company has a program that allows certain third-party sales channel partners to receive additional compensation based on the performance of the underlying contracts they create (the “Channel Partner Plan”). In addition, in 2018, the Company introduced a new residual sales compensation plan (the “Residual Plan”). Under the Residual Plan, the Company's sales personnel (each, a “Plan Participant”) have the option to convert up to a specified portion of their earnings (as defined in the Residual Plan) into the right to receive monthly residual compensation payable over the life of the subscriber accounts sold by such Plan Participant.
For both the Channel Partner Plan and Residual Plan, the Company calculates the present value of the expected future residual payments and records a liability for this amount in the period the subscriber account is originated. These costs are recorded to capitalized contract costs. The Company monitors actual payments and customer attrition on a periodic basis and, when necessary, makes adjustments to the liability. The amount included in accrued payroll and commissions was $4.5 million and $3.3 million as of December 31, 2018 and 2017, respectively, and the amount included in other long-term obligations was $13.0 million and $18.5 million at December 31, 2018 and 2017, respectively, representing the present value of the estimated amounts owed to third-party sales channel partners.

Stock-Based Compensation	Stock-Based Compensation The Company measures compensation cost based on the grant-date fair value of the award and recognizes that cost over the requisite service period of the awards (See Note 10).	Stock-Based Compensation The Company measures compensation cost based on the grant-date fair value of the award and recognizes that cost over the requisite service period of the awards (See Note 12).
Advertising Expense	Advertising Expense Advertising costs are expensed as incurred.	Advertising Expense Advertising costs are expensed as incurred.
Income Taxes
Income Taxes
The Company accounts for income taxes based on the asset and liability method. Under the asset and liability method, deferred tax assets and deferred tax liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Valuation allowances are established when necessary to reduce deferred tax assets when it is determined that it is more likely than not that some portion, or all, of the deferred tax asset will not be realized.
The Company recognizes the effect of an uncertain income tax position on the income tax return at the largest amount that is more likely than not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The Company’s policy for recording interest and penalties is to record such items as a component of the provision for income taxes.
Changes in tax laws and rates could also affect recorded deferred tax assets and liabilities in the future. The Company records the effect of a tax rate or law change on the Company’s deferred tax assets and liabilities in the period of enactment. Future tax rate or law changes could have a material effect on the Company’s results of operations, financial condition, or cash flows.

Income Taxes
The Company accounts for income taxes based on the asset and liability method. Under the asset and liability method, deferred tax assets and deferred tax liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Valuation allowances are established when necessary to reduce deferred tax assets when it is determined that it is more likely than not that some portion, or all, of the deferred tax asset will not be realized.
The Company recognizes the effect of an uncertain income tax position on the income tax return at the largest amount that is more likely than not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The Company’s policy for recording interest and penalties is to record such items as a component of the provision for income taxes.
Changes in tax laws and rates could also affect recorded deferred tax assets and liabilities in the future. The Company records the effect of a tax rate or law change on the Company’s deferred tax assets and liabilities in the period of enactment. Future tax rate or law changes could have a material effect on the Company’s results of operations, financial condition, or cash flows (See Note 11)

Concentrations of Credit Risk
Concentrations of Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist principally of receivables and cash. At times during the year, the Company maintains cash balances in excess of insured limits. The Company is not dependent on any single customer or geographic location. The loss of a customer would not adversely impact the Company’s operating results or financial position.

Concentrations of Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist principally of receivables and cash. At times during the year, the Company maintains cash balances in excess of insured limits. The Company is not dependent on any single customer or geographic location. The loss of a customer would not adversely impact the Company’s operating results or financial position.

Concentrations of Supply Risk
Concentrations of Supply Risk
As of March 31, 2019, approximately 82% of the Company’s installed panels were SkyControl panels and 17% were 2GIG Go!Control panels and 1% were other panels. During the three months ended March 31, 2018 the Company transitioned to a new panel supplier. The loss of the Company's panel supplier could potentially impact its operating results or financial position.

Concentrations of Supply Risk
As of December 31, 2018, approximately 80% of the Company’s installed panels were SkyControl panels and 19% were 2GIG Go!Control panels. During the three months ended March 31, 2018 the Company transitioned to a new panel supplier. The loss of the Company's panel supplier could potentially impact its operating results or financial position.

Fair Value Measurement
Fair Value Measurement
Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities subject to on-going fair value measurement are categorized and disclosed into one of three categories depending on observable or unobservable inputs employed in the measurement. These two types of inputs have created the following fair value hierarchy:
Level 1: Quoted prices in active markets that are accessible at the measurement date for assets and liabilities.
Level 2: Observable prices that are based on inputs not quoted in active markets, but corroborated by market data.
Level 3: Unobservable inputs are used when little or no market data is available.

This hierarchy requires the Company to minimize the use of unobservable inputs and to use observable market data, if available, when determining fair value. The Company recognizes transfers between levels of the hierarchy based on the fair values of the respective financial measurements at the end of the reporting period in which the transfer occurred. There were no transfers between levels of the fair value hierarchy during the three months ended March 31, 2019 and 2018.
The carrying amounts of the Company’s accounts receivable, accounts payable and accrued and other liabilities approximate their fair values due to their short maturities.

Fair Value Measurement
Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities subject to on-going fair value measurement are categorized and disclosed into one of three categories depending on observable or unobservable inputs employed in the measurement. These two types of inputs have created the following fair value hierarchy:
Level 1: Quoted prices in active markets that are accessible at the measurement date for assets and liabilities.
Level 2: Observable prices that are based on inputs not quoted in active markets, but corroborated by market data.
Level 3: Unobservable inputs are used when little or no market data is available.
This hierarchy requires the Company to minimize the use of unobservable inputs and to use observable market data, if available, when determining fair value. The Company recognizes transfers between levels of the hierarchy based on the fair values of the respective financial measurements at the end of the reporting period in which the transfer occurred. There were no transfers between levels of the fair value hierarchy during the years ended December 31, 2018 and 2017.
The carrying amounts of the Company’s accounts receivable, accounts payable and accrued and other liabilities approximate their fair values due to their short maturities.

Goodwill
Goodwill
The Company conducts a goodwill impairment analysis annually in the fourth fiscal quarter, as of October 1, and as necessary if changes in facts and circumstances indicate that the fair value of the Company’s reporting units may be less than their carrying amounts. When indicators of impairment do not exist and certain accounting criteria are met, the Company is able to evaluate goodwill impairment using a qualitative approach. When necessary, the Company’s quantitative goodwill impairment test consists of two steps. The first step requires that the Company compare the estimated fair value of its reporting units to the carrying value of the reporting unit’s net assets, including goodwill. If the fair value of the reporting unit is greater than the carrying value of its net assets, goodwill is not considered to be impaired and no further testing is required. If the fair value of the reporting unit is less than the carrying value of its net assets, the Company would be required to complete the second step of the test by analyzing the fair value of its goodwill. If the carrying value of the goodwill exceeds its fair value, an impairment charge is recorded. The Company’s reporting units are determined based on its current reporting structure, which as of December 31, 2018 and March 31, 2019 consisted of two reporting units. As of March 31, 2019, there were no changes in facts and circumstances since the most recent annual impairment analysis to indicate impairment existed.

Goodwill
The Company conducts a goodwill impairment analysis annually in the fourth fiscal quarter, as of October 1, and as necessary if changes in facts and circumstances indicate that the fair value of the Company’s reporting units may be less than their carrying amounts. When indicators of impairment do not exist and certain accounting criteria are met, the Company is able to evaluate goodwill impairment using a qualitative approach. When necessary, the Company’s quantitative goodwill impairment test consists of two steps. The first step requires that the Company compare the estimated fair value of its reporting units to the carrying value of the reporting unit’s net assets, including goodwill. If the fair value of the reporting unit is greater than the carrying value of its net assets, goodwill is not considered to be impaired and no further testing is required. If the fair value of the reporting unit is less than the carrying value of its net assets, the Company would be required to complete the second step of the test by analyzing the fair value of its goodwill. If the carrying value of the goodwill exceeds its fair value, an impairment charge is recorded. The Company’s reporting units are determined based on its current reporting structure, which as of December 31, 2018 consisted of two reporting units. The Company found that no indicators of goodwill impairment existed during the year ended December 31, 2018, thus a qualitative approach was used and it was determined that no impairment existed for goodwill.

Foreign Currency Translation and Other Comprehensive Income
Foreign Currency Translation and Other Comprehensive Income
The functional currency of Vivint Canada, Inc. is the Canadian dollar. Accordingly, Vivint Canada, Inc. assets and liabilities are translated from their respective functional currencies into U.S. dollars at period-end rates and Vivint Canada, Inc. revenue and expenses are translated at the weighted-average exchange rates for the period. Adjustments resulting from this translation process are classified as other comprehensive income (loss) and shown as a separate component of equity.
When intercompany foreign currency transactions between entities included in the consolidated financial statements are of a long term investment nature (i.e., those for which settlement is not planned or anticipated in the foreseeable future) foreign currency translation adjustments resulting from those transactions are included in stockholders’ deficit as accumulated other comprehensive loss or income. When intercompany transactions are deemed to be of a short term nature, translation adjustments are required to be included in the condensed consolidated statement of operations. The Company has determined that settlement of Vivint Canada, Inc. intercompany balances is anticipated and therefore such balances are deemed to be of a short term nature.

Foreign Currency Translation and Other Comprehensive Income
The functional currencies of Vivint Canada, Inc. and Vivint New Zealand, Ltd. are the Canadian and New Zealand dollars, respectively. Accordingly, assets and liabilities are translated from their respective functional currencies into U.S. dollars at period-end rates and revenue and expenses are translated at the weighted-average exchange rates for the period. Adjustments resulting from this translation process are classified as other comprehensive (loss) income and shown as a separate component of equity. During the year ended December 31, 2016, the Company completed the 2016 Contract Sales which included all contracts in the New Zealand, Ltd. entity. (See Note 10)
When intercompany foreign currency transactions between entities included in the consolidated financial statements are of a long term investment nature (i.e., those for which settlement is not planned or anticipated in the foreseeable future) foreign currency translation adjustments resulting from those transactions are included in stockholders’ (deficit) equity as accumulated other comprehensive loss or income. When intercompany transactions are deemed to be of a short term nature, translation adjustments are required to be included in the consolidated statement of operations. The Company has determined that settlement of Vivint Canada, Inc. and Vivint New Zealand, Ltd. intercompany balances are anticipated and therefore such balances are deemed to be of a short-term nature. Translation activity included in the statements of operations in other loss, net related to intercompany balances was a loss of $7.1 million for the year ended December 31, 2018, a gain of $4.9 million for the year ended December 31, 2017, and a gain of $2.1 million for the year ended December 31, 2016.

Letters of Credit
Letters of Credit
As of March 31, 2019 and December 31, 2018, the Company had $13.9 million and $13.8 million, respectively, of letters of credit issued in the ordinary course of business, all of which are undrawn.

Letters of Credit
As of December 31, 2018 and 2017, the Company had $13.8 million and $9.5 million, respectively, of letters of credit issued in the ordinary course of business, all of which are undrawn.

Restructuring and Asset Impairment Charges
Restructuring and Asset Impairment Charges
Restructuring and asset impairment charges represent expenses incurred in relation to activities to exit or disposal of portions of the Company's business that do not qualify as discontinued operations. Liabilities associated with restructuring are measured at their fair value when the liability is incurred. Expenses for related termination benefits are recognized at the date the Company notifies the employee, unless the employee must provide future service, in which case the benefits are expensed ratably over the future service period. Liabilities related to termination of a contract are measured and recognized at fair value when the contract does not have any future economic benefit to the entity and the fair value of the liability is determined based on the present value of the remaining obligation. The Company expenses all other costs related to an exit or disposal activity as incurred (See Note 15).

Restructuring and Asset Impairment Charges
Restructuring and asset impairment charges represent expenses incurred in relation to activities to exit or dispose of portions of the Company's business that do not qualify as discontinued operations. Liabilities associated with restructuring are measured at their fair value when the liability is incurred. Expenses for related termination benefits are recognized at the date the Company notifies the employee, unless the employee must provide future service, in which case the benefits are expensed ratably over the future service period. Liabilities related to termination of a contract are measured and recognized at fair value when the contract does not have any future economic benefit to the entity and the fair value of the liability is determined based on the present value of the remaining obligation. The Company expenses all other costs related to an exit or disposal activity as incurred (See Note 10).

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2016-13, “Financial Instruments—Credit Losses (Topic 326)” which modifies the measurement of expected credit losses of certain financial instruments. This update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2019 and must be applied using a modified-retrospective approach, with early adoption permitted. The Company is evaluating the adoption of ASU 2016-13 and plans to provide additional information about its expected impact at a future date.
Recently Adopted Accounting Standards
In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)” to increase transparency and comparability among organizations as it relates to lease assets and lease liabilities. The update requires that lease assets and lease liabilities be recognized on the balance sheet, and that key information about leasing arrangements be disclosed. Prior to this update, GAAP did not require operating leases to be recognized as lease assets and lease liabilities on the balance sheet.
The Company adopted ASU 2016-02 as of January 1, 2019, utilizing the modified retrospective approach and using certain practical expedients. The adoption of the standard resulted in recording ROU assets of $75.5 million and lease liabilities of $85.9 million as of January 1, 2019. The ROU assets are lower than the lease liabilities as existing deferred rent and lease incentive liabilities were recorded against the ROU assets at adoption in accordance with the standard. The standard did not materially affect the Company's condensed consolidated statements of operations or its condensed consolidated statements of cash flows. The standard also resulted in a reassessment that a sale would have occurred at January 1, 2019 for the Company's build-to-suit building. As a result, the Company classifies the leasing arrangement as an operating lease. The recognition of the sale-leaseback transaction resulted in an immaterial amount recorded to opening equity. See Note 6 for additional information on the sale-leaseback transaction. See Note 12 "Leases" for additional information related to the impact of adopting this standard.

Recent Accounting Pronouncements
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2016-13, “Financial Instruments—Credit Losses (Topic 326),” which modifies the measurement of expected credit losses of certain financial instruments. This update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2019 and must be applied using a modified-retrospective approach, with early adoption permitted. The Company is evaluating the adoption of ASU 2016-13 and plans to provide additional information about its expected impact at a future date.
In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)” to increase transparency and comparability among organizations as it relates to lease assets and lease liabilities. The update requires that lease assets and lease liabilities be recognized on the balance sheet, and that key information about leasing arrangements be disclosed. Prior to this update, GAAP did not require operating leases to be recognized as lease assets and lease liabilities on the balance sheet. This update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2018, with early adoption permitted. In July 2018, the FASB issued ASU 2018-11 which provides companies the option to adopt using a modified retrospective approach or a prospective adoption approach.
The Company is continuing its evaluation of the impact of ASU 2016-02 on its accounting policies. The Company’s current operating lease portfolio is primarily comprised of network, real estate, and equipment leases. Upon adoption of this standard, the Company expects to record a right of use asset and liability related to all operating lease arrangements. The Company has assigned internal resources to perform the evaluation. Furthermore, the Company has made and will continue to make investments in systems to enable timely and accurate reporting under the new standard.
The Company expects the standard will have a material impact on the Company’s consolidated balance sheets but will not have a material impact on the consolidated statements of operations. The most significant impact will be the recognition of right of use assets and lease liabilities for operating leases. In connection with the adoption of the new lease accounting standard, the Company has completed scoping reviews and continues to make progress implementing new processes, systems, accounting policies and internal controls relevant to the standard. The Company will adopt this standard on January 1, 2019 using the prospective adoption approach and has elected to use the practical expedients allowed under the standard.
Recently Adopted Accounting Standards
ASU 2016-01
In January 2016, the FASB issued ASU 2016-01, "Financial Instruments-Overall (Subtopic 825-10)," which enhances the reporting model for financial instruments by addressing certain aspects of the recognition, measurement, presentation and disclosure of financial instruments. Key provisions require equity investments (except those accounted for under the equity method of accounting) to be measured at fair value with changes in fair value recognized in net income (loss). In addition, the exit price notion must be used when measuring the fair value of financial instruments for disclosure purposes. The Company adopted ASU 2016-01 on January 1, 2018, with a cumulative-effect adjustment to increase accumulated deficit by $0.7 million for the net unrealized losses within accumulated other comprehensive income related to equity investments. During the year ended December 31, 2018, the Company recorded a net loss of $0.3 million, respectively, to other income associated with the change in fair value of equity investments.
ASU 2014-09
In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606),” which supersedes the revenue recognition requirements in “Revenue Recognition (Topic 605).” Under Topic 606, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, Topic 606 requires enhanced disclosures, including disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. Topic 606 also includes Subtopic 340-40, Other Assets and Deferred Costs - Contracts with Customers, which requires the deferral of incremental costs of obtaining a contract with a customer. Collectively, the Company refers to Topic 606 and Subtopic 340-40 as the “new standard”.
The Company adopted the new standard as of January 1, 2018, utilizing the modified retrospective method of transition (the cumulative catch-up transition method). Adoption of the new standard resulted in changes to the accounting policies for revenue recognition, deferred revenue, and capitalized contract costs (formerly subscriber acquisition costs). The cumulative effect of applying the new standard to all contracts with customers that were not completed as of January 1, 2018 was recorded as an adjustment to accumulated deficit as of the adoption date. The comparative information has not been adjusted and continues to be reported under Topic 605. See Note 3 "Revenue and Capitalized Contract Costs" for additional information related to the impact of adopting this standard and a discussion of the Company's updated policies related to revenue recognition and accounting for costs to obtain and fulfill a customer contract.

Revenue
Revenue Recognition
The Company offers its customers smart home services combining Products, including a proprietary control panel, door and window sensors, door locks, security cameras and smoke alarms; installation; and a proprietary back-end cloud platform software and Services. These together create an integrated system that allows the Company’s customers to monitor, control and protect their home (“Smart Home Services”). The Company’s customers are buying this integrated system that provides them with these Smart Home Services. The number and type of Products purchased by a customer depends on their desired functionality. Because the Products and Services included in the customer’s contract are integrated and highly interdependent, and because they must work together to deliver the Smart Home Services, the Company has concluded that installed Products, related installation and Services contracted for by the customer are generally not distinct within the context of the contract and, therefore, constitute a single, combined performance obligation. Revenues for this single, combined performance obligation are recognized on a straight-line basis over the customer’s contract term. The Company has determined that certain contracts that do not require a long-term commitment for monitoring services by the customer contain a material right to renew the contract, because the customer does not have to purchase Products upon renewal. Proceeds allocated to the material right are recognized over the period benefit, which is generally three years.
The majority of the Company’s subscription contracts are between three and five years in length and are non-cancelable. These contracts with customers generally convert into month-to-month agreements at the end of the initial term, and some customer contracts are month-to-month from inception. Payment for recurring monitoring and other Smart Home Services is generally due in advance on a monthly basis.
Sales of Products and other one-time fees such as service fees or installation fees are invoiced to the customer at the time of sale. Revenues for wireless internet service provided by Vivint Wireless Inc. (“Wireless Internet” or “Wireless”) and any Products or Services that are considered separate performance obligations are recognized when those Products or Services are delivered. Taxes collected from customers and remitted to governmental authorities are not included in revenue. Payments received or amounts billed in advance of revenue recognition are reported as deferred revenue.
Deferred Revenue
The Company's deferred revenues primarily consist of amounts for sales (including upfront proceeds) of Smart Home Services. Deferred revenues are recognized over the term of the related performance obligation.
Vivint Flex Pay
In January 2017, the Company announced the introduction of the Vivint Flex Pay plan (“Vivint Flex Pay”), which became the Company’s primary sales model beginning in March 2017. Under Vivint Flex Pay, customers pay separately for the products (including control panel, security peripheral equipment, smart home equipment, and related installation) (“Products”) and Vivint’s smart home and security services (“Services”). The customer has the following three options to pay for the Products: (1) qualified customers in the United States may finance the purchase of Products through a third-party financing provider (“Consumer Financing Program”) (2) customers not eligible for the Consumer Financing Program, but who qualify under the Company’s underwriting criteria, may enter into a retail installment contract (“RIC”) directly with Vivint, or (3) customers may purchase the Products at the outset of the service contract by check, automatic clearing house payments (“ACH”), credit or debit card.
Although customers pay separately for the Products and Services under the Vivint Flex Pay plan, the Company has determined that the shift in its sales model does not change the Company’s conclusion that the sale of Products and Services are one single performance obligation. As a result, all forms of transactions under Vivint Flex Pay create deferred revenue for the gross amount of Products sold. Gross deferred revenues are reduced by imputed interest on the RICs and the present value of expected payments due to the third-party financing provider under the Consumer Financing Program.
Under the Consumer Financing Program, qualified customers are eligible for installment loans provided by a third-party financing provider of up to $4,000 for either 42 or 60 months. The Company pays a monthly fee to the third-party financing provider based on the average daily outstanding balance of the installment loans. Additionally, the Company shares liability for credit losses depending on the credit quality of the customer. Because of the nature of these provisions under the Consumer Financing Program, the Company records a derivative liability at its fair value when the third-party financing provider originates installment loans to customers, which reduces the amount of estimated revenue recognized on the provision of the services. The derivative liability is reduced as payments are made from the Company to the third-party financing provider. Subsequent changes to the fair value of the derivative liability are realized through other loss/(income), net in the Consolidated Statement of Operations.

Principles of Consolidation
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of APX Group Holdings, Inc. and its subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Wireless Spectrum Licenses
Wireless Spectrum Licenses
The Company had capitalized as an intangible asset wireless spectrum licenses that were acquired from third parties. The cost basis of the wireless spectrum asset includes the purchase price paid for the licenses at the time of acquisition, plus costs incurred to acquire the licenses. The asset and related liability were recorded at the net present value of future cash outflows using the Company's incremental borrowing rate at the time of acquisition.
 The Company determined that the wireless spectrum licenses met the definition of indefinite-lived intangible assets because the licenses were able to be renewed periodically for a nominal fee, provided that the Company continued to meet the service and geographic coverage provisions. In January 2018, the Company terminated the wireless spectrum licenses for cash consideration.

Long-term Investments
Long-term Investments
The Company’s long-term investments are composed of equity securities in both privately held and public companies. As of December 31, 2018 and 2017, the Company's equity investments totaled $3.9 million and $3.4 million, respectively.
Management determines the appropriate fair value measurement of its investments at the time of purchase and reevaluates the fair value measurement at each balance sheet date. Equity securities, are classified as either short-term or long-term, based on the nature of each security and its availability for use in current operations. The Company’s equity securities are carried at fair value, with gains and losses, reported in other income or loss within the statement of operations
The Company's equity investments without readily determinable fair values as of both December 31, 2018 and 2017 totaled $0.7 million. The Company performs impairment analyzes of its cost based investments when events occur or circumstances change that would, more likely than not, reduce the fair value of the investment below its carrying value. When indicators of impairment do not exist, the Company evaluates impairment using a qualitative approach. Additionally, increases or decreases in the carrying amount resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer are adjusted through the statement of operations as needed. As of December 31, 2018, no indicators of impairment or changes in observable prices existed associated with investments without readily determinable fair values.

Contracts Sold
Contracts Sold
During the year ended December 31, 2016, the Company sold all of its New Zealand and Puerto Rico subscriber contracts and ceased operations in these geographical regions ("2016 Contract Sales"). As a result, during the year ended December 31, 2016 the Company recorded the impact of these transactions in restructuring and asset impairment (See Note 10).